Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Major components of tax expense (income) [abstract]
Current tax	£ 778	£ 532	£ 3,119	£ 1,609
Deferred tax	(7)	46	(56)	46
Income tax credit	£ 771	£ 578	£ 3,063	£ 1,655